BASIS OF PREPARATION (Policies)	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Statement of Compliance

Statement of Compliance

These unaudited Condensed Interim Consolidated financial statements of the Company are as of March 31, 2025, and presented in US dollars, which is not the functional currency. The functional currency is the NIS. These unaudited interim condensed consolidated financial statements have been prepared in accordance with the requirements of International Accounting Standard IAS 34 “Interim Financial Reporting” as issued by the IASB. They do not include all the information required in annual financial statements in accordance with IFRS accounting standards and should be read in conjunction with the financial statements of the Company for the year ended December 31, 2024.

The policies applied in these Condensed Interim Consolidated financial statements are based on IFRS accounting standards effective as of January 1, 2025, and are consistent with those included in the Company’s annual financial statements for the year ended December 31, 2024.

Basis of Consolidation

Basis of Consolidation

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions and any unrealized income and expenses arising from such transactions are eliminated upon consolidation.

Basis of measurement

Basis of measurement

These consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.